Label	Element	Value
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos High Income Opportunities Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The Annual Fund Operating Expenses table for Calamos High Income Opportunities Fund is restated as follows:
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2027
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	The table has been restated to reflect assets as of January 31, 2026.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2027 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

CALAMOS INVESTMENT TRUST

(the “Trust”)

Supplement dated August 11, 2026 to the CALAMOS® FAMILY OF FUNDS

Prospectus and Statement of Additional Information, each dated February 27, 2026, as supplemented from time to time

This supplement updates certain information contained in the Prospectus and Statement of Additional Information noted above and should be attached to the Prospectus and Statement of Additional Information and retained for future reference.

1.	Calamos High Income Opportunities Fund

2.	Calamos International Growth Fund and Calamos Global Equity Fund

Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.90%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.75%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.75%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 325
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	692
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,084
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,180
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	325
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	692
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,084
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,180
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.90%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.50%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.75%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.75%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 278
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,778
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,262
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,778
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.90%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.50%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.75%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.75%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	747
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,726
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	747
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,726

[1]	The table has been restated to reflect assets as of January 31, 2026.
[2]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2027 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extra- ordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.00%, 1.75%, and 0.75% of average net assets, respectively. Calamos Advisors LLC ("Calamos Advisors") may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expenses limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.